Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	$ 5,471	$ 19,080
Loss allowance for trade receivables	0	0
Cash	22,106	42,714	$ 54,471
Debt	92,280	75,000
Brazil [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	1,460
Inventory financing facilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Debt	8,045
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	22,106	$ 42,714
Interest rate risk [Member] | Inventory financing facilities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Debt	$ 8,045
Interest rate risk [Member] | Inventory financing facilities one [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate (p.a.)	7.53%
Interest rate risk [Member] | Inventory financing facilities two [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate (p.a.)	7.92%
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of outstanding debt denominated in U.S. dollars	90.00%	100.00%
Percentage of outstanding debt denominated in Brazilian reals	10.00%
Impact of 5% change in value of Canadian dollar and Euro to U.S. dollar, change in cash	$ 74
Impact of 5% change in value of Brazilian real to U.S. dollar, change in cash	133
Impact of 5% change in value of Brazilian real to U.S. dollar, change in Brazilian real debt	440
Impact of 5% change in value of Brazilian real to U.S. dollar, change in U.S. dollar debt	$ 3,750